INCOME TAXES (Tables)	12 Months Ended
Mar. 31, 2017
INCOME TAXES
Schedule of earnings before income taxes generated in jurisdictions

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Cayman Islands and British Virgin Islands	(15,524,612)	(23,126,473)	(7,439,119)
PRC	48,142,932	68,147,366	36,100,641
Hong Kong	12,546	(48,227)	(33,943)

Earnings before income taxes	32,630,866	44,972,666	28,627,579

Schedule of income tax expense (benefit)

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
PRC
Current expense	10,424,835	11,867,755	15,677,070
Deferred expense (benefit)	(849,689)	7,053,724	22,919,916

Total income tax expense	9,575,146	18,921,479	38,596,986

Schedule of difference between actual income tax expense and amount computed by applying the PRC statutory income tax rate to earnings before income taxes

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB
Computed “expected” income tax expense	8,157,716	11,243,167	7,156,895
Increase in valuation allowance	1,307,368	16,146,033	21,150,760
Preferential income tax rate	(4,922,088)	(7,911,837)	(12,853,725)
Entities not subject to income tax	2,100,188	3,502,469	1,868,266
Non-deductible expenses
Entertainment	1,225,250	792,099	662,669
Share-based compensation	1,777,829	2,291,206	1,739,601
Bad debt loss	1,383,597	(31,963)	173,615
Tax rate differential	5,629,196	(3,974,403)	—
Additional deduction of research and development costs	(8,489,742)	(4,900,698)	(4,856,620)
Withholding tax related to undistributed earnings	—	—	22,620,872
Other	1,405,832	1,765,406	934,653

Actual income tax expense	9,575,146	18,921,479	38,596,986

Schedule of components of deferred income tax assets and liabilities

	March 31,
	2016	2017
	RMB	RMB
Deferred income tax assets:
Tax loss carryforwards	20,326,608	28,887,161
Share of losses of equity method investments	1,112,843	3,193,339
Impairment loss of long-term investments	—	8,049,843
Property and equipment, net	70,475	276,921
Accrued expenses and other payables	2,375,267	4,292,260

Total gross deferred income tax assets	23,885,193	44,699,524
Less: valuation allowance	(20,028,588)	(41,179,348)

Total deferred income tax assets, net	3,856,605	3,520,176
Deferred income tax liabilities:
Customer relationships	114,202	97,952
Training platform	54,599	33,464
Withholding tax related to distributable earnings	—	22,620,872

Total gross deferred income tax liabilities	168,801	22,752,288

Net deferred income tax assets	3,687,804	3,388,760

Net deferred income tax liabilities	—	22,620,872

Summary of movements of the valuation allowance

	Year Ended March 31,
	2015	2016	2017
	RMB	RMB	RMB

Balance at the beginning of the year	2,575,187	3,882,555	20,028,588
Additions	1,307,368	16,146,033	21,150,760

Balance at the end of the year	3,882,555	20,028,588	41,179,348